American Century Investments®
Quarterly Portfolio Holdings
NT Growth Fund
July 31, 2020

NT Growth - Schedule of Investments
JULY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.4%
Lockheed Martin Corp.	49,001	18,569,909
Auto Components — 1.0%
Aptiv plc	176,973	13,759,651
Biotechnology — 3.6%
Amgen, Inc.	106,871	26,148,127
CRISPR Therapeutics AG(1)	54,667	4,671,842
Vertex Pharmaceuticals, Inc.(1)	65,448	17,801,856
		48,621,825
Building Products — 1.1%
Masco Corp.	248,195	14,186,826
Trex Co., Inc.(1)	10,590	1,475,505
		15,662,331
Capital Markets — 1.3%
S&P Global, Inc.	49,139	17,210,935
Electrical Equipment — 0.9%
Ballard Power Systems, Inc.(1)(2)	80,131	1,139,463
Rockwell Automation, Inc.	54,488	11,886,012
		13,025,475
Electronic Equipment, Instruments and Components — 1.7%
CDW Corp.	67,245	7,817,231
Cognex Corp.	83,865	5,608,053
Keysight Technologies, Inc.(1)	97,739	9,763,149
		23,188,433
Entertainment — 1.7%
Liberty Media Corp.-Liberty Formula One, Class C(1)	141,433	5,012,386
Take-Two Interactive Software, Inc.(1)	67,864	11,131,053
Walt Disney Co. (The)	65,320	7,638,521
		23,781,960
Equity Real Estate Investment Trusts (REITs) — 1.9%
SBA Communications Corp.	82,783	25,790,216
Food Products — 1.6%
Beyond Meat, Inc.(1)	23,298	2,933,218
Mondelez International, Inc., Class A	321,752	17,854,018
Vital Farms, Inc.(1)	48,118	1,696,641
		22,483,877
Health Care Equipment and Supplies — 2.8%
Baxter International, Inc.	178,072	15,381,859
Boston Scientific Corp.(1)	105,648	4,074,843
Edwards Lifesciences Corp.(1)	82,146	6,441,068
Intuitive Surgical, Inc.(1)	18,429	12,631,974
		38,529,744
Health Care Providers and Services — 2.8%
Quest Diagnostics, Inc.	50,889	6,466,465
UnitedHealth Group, Inc.	103,423	31,314,416
		37,780,881
Hotels, Restaurants and Leisure — 1.9%
Chipotle Mexican Grill, Inc.(1)	10,112	11,680,978
Domino's Pizza, Inc.	22,238	8,597,433

Las Vegas Sands Corp.	147,425	6,433,627
		26,712,038
Household Products — 1.9%
Procter & Gamble Co. (The)	194,251	25,470,191
Insurance — 0.8%
Progressive Corp. (The)	97,627	8,819,623
Selectquote, Inc.(1)	89,844	1,607,309
		10,426,932
Interactive Media and Services — 10.6%
Alphabet, Inc., Class A(1)	66,482	98,921,892
Facebook, Inc., Class A(1)	146,006	37,037,342
Twitter, Inc.(1)	227,943	8,297,125
		144,256,359
Internet and Direct Marketing Retail — 11.4%
Amazon.com, Inc.(1)	43,812	138,650,960
Chewy, Inc., Class A(1)(2)	142,074	7,457,465
Expedia Group, Inc.	111,718	9,050,275
		155,158,700
IT Services — 9.6%
Fastly, Inc., Class A(1)	81,809	7,893,750
PayPal Holdings, Inc.(1)	251,091	49,231,412
VeriSign, Inc.(1)	28,954	6,128,983
Visa, Inc., Class A	355,027	67,597,141
		130,851,286
Life Sciences Tools and Services — 1.1%
Adaptive Biotechnologies Corp.(1)	104,451	3,898,111
Agilent Technologies, Inc.	45,339	4,367,506
Illumina, Inc.(1)	17,885	6,834,932
		15,100,549
Machinery — 0.5%
Cummins, Inc.	38,024	7,348,518
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	45,129	8,914,783
Pharmaceuticals — 3.1%
Merck & Co., Inc.	187,981	15,083,595
Novo Nordisk A/S, B Shares	273,882	18,069,821
Zoetis, Inc.	60,432	9,166,326
		42,319,742
Road and Rail — 1.2%
Lyft, Inc., Class A(1)	143,727	4,201,140
Union Pacific Corp.	68,812	11,928,560
		16,129,700
Semiconductors and Semiconductor Equipment — 6.7%
Analog Devices, Inc.	71,635	8,227,280
Applied Materials, Inc.	151,109	9,720,842
ASML Holding NV	47,675	16,840,907
Broadcom, Inc.	50,554	16,012,979
NVIDIA Corp.	95,245	40,440,075
		91,242,083
Software — 17.3%
Datadog, Inc., Class A(1)	58,563	5,496,723
Microsoft Corp.	794,185	162,815,867
PagerDuty, Inc.(1)	253,260	7,719,365
salesforce.com, Inc.(1)	105,281	20,514,003

Slack Technologies, Inc., Class A(1)	404,997	11,967,661
Splunk, Inc.(1)	59,947	12,578,080
Workday, Inc., Class A(1)	15,551	2,813,487
Zendesk, Inc.(1)	132,796	12,104,355
		236,009,541
Specialty Retail — 1.2%
Home Depot, Inc. (The)	24,784	6,579,904
TJX Cos., Inc. (The)	195,587	10,168,568
		16,748,472
Technology Hardware, Storage and Peripherals — 8.5%
Apple, Inc.	274,112	116,508,565
Textiles, Apparel and Luxury Goods — 1.4%
NIKE, Inc., Class B	198,236	19,349,816
TOTAL COMMON STOCKS (Cost $922,263,300)		1,360,952,512
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 2.125%, 9/15/22 - 12/31/22, valued at $2,555,192), in a joint trading account at 0.04%, dated 7/31/20, due 8/3/20 (Delivery value $2,505,549)		2,505,541
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $4,088,271), at 0.05%, dated 7/31/20, due 8/3/20 (Delivery value $4,008,017)		4,008,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	46,663	46,663
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,560,204)		6,560,204
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $4,556,620)	4,556,620	4,556,620
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $933,380,124)		1,372,069,336
OTHER ASSETS AND LIABILITIES — (0.4)%		(5,850,104)
TOTAL NET ASSETS — 100.0%		$1,366,219,232

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	220,730	USD	252,153	Credit Suisse AG	9/30/20	$8,172
EUR	307,281	USD	350,159	Credit Suisse AG	9/30/20	12,243
EUR	674,362	USD	793,799	Credit Suisse AG	9/30/20	1,533
EUR	424,705	USD	499,066	Credit Suisse AG	9/30/20	1,823
EUR	613,935	USD	727,187	Credit Suisse AG	9/30/20	(3,123)
USD	9,405,040	EUR	8,333,516	Credit Suisse AG	9/30/20	(423,369)
USD	293,331	EUR	259,391	Credit Suisse AG	9/30/20	(12,590)
USD	230,913	EUR	199,976	Credit Suisse AG	9/30/20	(4,936)
USD	6,937,200	EUR	5,961,863	Credit Suisse AG	9/30/20	(94,121)
						$(514,368)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	8	September 2020	$160	$1,742,480	$35,832
S&P 500 E-Mini	10	September 2020	$500	1,631,750	23,983
				$3,374,230	$59,815

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,030,388. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $7,988,741, which includes securities collateral of $3,432,121.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,326,041,784	34,910,728	—
Temporary Cash Investments	46,663	6,513,541	—
Temporary Cash Investments - Securities Lending Collateral	4,556,620	—	—
	1,330,645,067	41,424,269	—
Other Financial Instruments
Futures Contracts	59,815	—	—
Forward Foreign Currency Exchange Contracts	—	23,771	—
	59,815	23,771	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	538,139	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.